Derivative Financial Instruments and Risk Management Policies - Derivatives Policy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Notional amount	€ 128,654	€ 138,102
Decrease in outstanding derivatives (as a percent)	7.00%
Interest rate risk | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%
Interest rate risk | Cash flow hedges | Minimum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	2.00%
Interest rate risk | Cash flow hedges | Maximum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%